TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Income Tax Disclosure [Abstract]
Domestic	$ (5,537)	$ 44,387	$ 12,851
Foreign	5,996	(8,518)	10,424
Income before taxes on income	$ 459	$ 35,869	$ 23,275

[1]	The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.